Income tax - Reconciliation of Income Taxes Computed at the French Statutory Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Income Taxes [Abstract]
Profit (loss) before income taxes		$ (37,192)		$ (25,860)
Profit (Loss) before income taxes	$ (37,480)	(37,192)	[1]	(25,860)	[1],[2]
At France’s statutory income tax rate of 28% (34.43% in 2017)	$ (10,494)	$ (10,269)		$ (8,904)
France's statutory income tax rate	28.00%	28.00%		34.43%		34.43%
Non-deductible share-based payment expense	$ 503	$ 507		$ 564
Tax credits	(874)	(848)		(1,152)
Permanent differences and other	39	(596)		(329)
Unrecognized benefit of tax losses carryforward	10,043	10,238		10,121
Income tax expense (benefit) reported in the Consolidated Statement of Operations	$ (783)	$ (968)	[1]	$ 300	[1],[2]

[1]	(2) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[2]	(1) In 2018, the Company adopted IFRS 15 “Revenue from Contracts with Customers” using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.